Property and Equipment - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 12,226	$ 6,581	$ 5,783